Artisan Sustainable Emerging Markets Fund Average Annual Total Returns		12 Months Ended	32 Months Ended	60 Months Ended	120 Months Ended	199 Months Ended	222 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.88%			1.73%	4.82%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		6.83%		1.66%	4.58%	0.82%
Performance Inception Date	Jun. 02, 2008
Investor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		1.70%	3.64%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	6.98%
Performance Inception Date	Apr. 27, 2022
Advisor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		1.70%	3.64%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		7.11%		1.82%	4.68%		4.20%
Performance Inception Date	Jun. 26, 2006
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.81%		1.58%	4.48%		3.92%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.43%		1.39%	3.71%		3.37%
Institutional | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%